Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	$ 9,789,518		$ 9,642,021	$ 319,815
Less:Fee on syndicated bank loan	(32,482)	$ (1,061)	(33,280)
Less: Current portion (fee included)	(747,422)		(2,143,168)	(24,418)
Syndicated bank loans, excluding current portion	9,042,096		7,498,853	$ 295,397
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loans	$ 1,800,000		$ 2,400,000
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.7895%		1.7895%	1.7895%
Gross carrying amount [member] | Syndicated bank loans repayable from November 2018 to May 2023 [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	$ 9,822,000			$ 320,876
Period and payment term	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018
Gross carrying amount [member] | Syndicated Bank Loans Repayable from December 2017 to June 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans			$ 9,675,301
Period and payment term	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017